Segmented Information	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Revenues
United States	242,086	211,232	202,814
Europe, Middle-East and Africa	128,990	94,163	82,596
Canada	36,116	29,388	27,304
Asia Pacific	17,498	13,881	13,077
	424,690	348,664	325,791

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Revenues
License	5,060	5,054	7,582
Services	378,494	309,731	284,654
Professional services and other	41,136	33,879	33,555
	424,690	348,664	325,791

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2022	2021
Total long-lived assets
United States	102,649	92,442
Europe, Middle-East and Africa	43,922	39,769
Canada	84,943	107,472
Asia Pacific	8,912	12,398
	240,426	252,081